Property and Equipment, Note: Schedule of Major Classes of Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, asset value	$ 1,842,493	$ 1,517,959	$ 1,534,898
Accumulated depreciation on property and equipment assets	43,600	35,800	(698,025)
Property and equipment, asset value, Net	858,212	655,666	836,873
Computer Equipment
Property and Equipment, asset value	323,185	395,281	395,281
Software and Software Development Costs
Property and Equipment, asset value	95,931
Other Machinery and Equipment
Property and Equipment, asset value	402,063	149,434	149,434
Leasehold Improvements
Property and Equipment, asset value	759,304	759,304	759,304
Vehicles
Property and Equipment, asset value	$ 262,011	$ 213,940	$ 230,879